OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 5,890	$ 4,560
Government authorities	988	2,108
Accrued interest	591	1,059
Foreign currency derivative contracts	650	23
Short-term deposits	145	163
Others	173	72
Other receivables and prepaid expenses	$ 8,437	$ 7,985